Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Par value per share	€ 0.01	€ 0.02	€ 0.02
Shares issued (in shares)	193,426,478	151,419,322	133,934,090
Shares outstanding (in shares)	193,426,478	151,419,322	133,934,090